Shareholders' equity - Capital stock and contributed surplus (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020	[1]	Dec. 31, 2019 USD ($) shares	May 28, 2020
Disclosure of classes of share capital [line items]
Common share consolidation ratio							0.10
Changes in equity [abstract]
Equity at beginning of period			$ 271,630			$ 273,509
Shares acquired for equity incentive plan			(2,514)			(4,906)
Issuance of share capital on purchase of management contracts			2,500
Shares released on vesting of equity incentive plan			0			0
Issuance of share capital on exercise of stock options			2,504
Shares acquired and canceled under normal course issuer bid			(2,024)			(1,715)
Issuance of share capital on conversion of RSUs and other share based considerations			0			1,403
Issuance of share capital under dividend reinvestment program			(23,095)			(22,862)
Share-based contingent consideration related to the Acquisition			4,879
Stock-based compensation			4,517			5,392
Equity at end of period			290,983			$ 271,630
Issued capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (shares) | shares	[1]	24,417,639				24,306,233
Shares acquired for equity incentive plan (shares) | shares	[1]	(128,304)				(182,612)
Issuance of share capital on purchase of management contracts (shares) | shares	[1]	104,720
Shares released on vesting of equity incentive plan (shares) | shares	[1]	248,883				280,399
Issuance of share capital on exercise of stock options (shares)		150,000		150,000
Shares acquired and canceled under normal course issuer bid (shares) | shares	[1]	(112,343)				(74,060)
Issuance of share capital on conversion of RSUs and other share based considerations (shares) | shares	[1]	103,269				81,528
Issuance of share capital under dividend reinvestment program (shares) | shares	[1]	5,501				6,151
Number of shares outstanding at end of period (shares) | shares	[1]	24,789,365				24,417,639
Changes in equity [abstract]
Equity at beginning of period			407,900			$ 407,775
Shares acquired for equity incentive plan			(2,514)			(4,906)
Issuance of share capital on purchase of management contracts			2,500
Shares released on vesting of equity incentive plan			4,361			4,945
Issuance of share capital on exercise of stock options			5,159
Shares acquired and canceled under normal course issuer bid			(2,024)			(1,715)
Issuance of share capital on conversion of RSUs and other share based considerations			2,231			1,654
Issuance of share capital under dividend reinvestment program			145			147
Equity at end of period			417,758			407,900
Contributed surplus
Changes in equity [abstract]
Equity at beginning of period			43,160			42,964
Shares released on vesting of equity incentive plan			(4,361)			(4,945)
Issuance of share capital on exercise of stock options			(2,655)
Issuance of share capital on conversion of RSUs and other share based considerations			(2,231)			(251)
Share-based contingent consideration related to the Acquisition			4,879
Stock-based compensation			4,517			5,392
Equity at end of period			$ 43,309			$ 43,160

[1]	Amounts reflect retrospective application of the May 28, 2020 share consolidation (see Note 8).